EliteDesignsSM Variable Annuity	Issued by:	Security Benefit Life Insurance Company One Security Benefit Place Topeka, Kansas 66636-0001

Supplement Dated August 1, 2007,
To Current Prospectus Dated May 1, 2007

Effective August 1, 2007, 6th Avenue Investment Management Company, LLC, has changed its name to Security Investors, LLC. All references in the table "Objectives for Underlying Funds" to 6th Avenue Investment Management Company, LLC, are hereby deleted and replaced with Security Investors, LLC.

Effective August 1, 2007, Security Global Investors, LLC, was appointed as a sub-advisor for approximately one-half of the assets of the SBL Fund, Series D (Global).

The table "Objectives for Underlying Funds" is revised by deleting the Security Global Fund row, and replacing it with the following row, effective August 1, 2007:

Underlying Fund	Share Class (if applicable)	Investment Objective	Investment Adviser
SBL Fund Series D (SBL Global)	Long-term growth of capital	Security Investors, LLC
One Security Benefit Place
Topeka, KS 66636-0001
(Investment Adviser)

Security Global Investors, LLC
Two Embarcadero Center, Suite 2350
San Francisco, CA 94111
(Sub-Adviser)

OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, NY 10281
(Sub-Adviser)

Effective September 4, 2007, the following subaccounts are added as available subaccounts: Rydex VT Dow 2x Strategy; Rydex VT OTC 2x Strategy; Rydex VT S&P 500 2x Strategy; and Rydex VT Inverse Dow 2x Strategy.

The list of Subaccounts on the cover page and under "The Separate Account and the Funds," page 6, is updated to read as follows:*

  AIM V.I. Capital Appreciation
  AIM V.I. International Growth
  AIM V.I. Mid Cap Core Equity
  Direxion Dynamic VP HY Bond
  Dreyfus VIF International Value
  Federated Fund for U.S. Government Securities II
  Federated High Income Bond II
  Fidelity® VIP Contrafund®
  Fidelity® VIP Growth Opportunities
  Fidelity® VIP Index 500
  Fidelity® VIP Investment Grade Bond
  Neuberger Berman AMT Guardian
  Neuberger Berman AMT Partners
  Oppenheimer Main Street Small Cap Fund®/VA
  PIMCO VIT Low Duration
  PIMCO VIT Real Return
  PIMCO VIT StocksPLUS® Growth and Income
  PIMCO VIT Total Return
  RVT CLS AdvisorOne Amerigo
  RVT CLS AdvisorOne Berolina
  RVT CLS AdvisorOne Clermont
  Rydex VT Absolute Return Strategies
  Rydex VT Banking
  Rydex VT Basic Materials
  Rydex VT Biotechnology
  Rydex VT Commodities Strategy
  Rydex VT Consumer Products
  Rydex VT Dow 2x Strategy
  Rydex VT Electronics
  Rydex VT Energy
  Rydex VT Energy Services
  Rydex VT EP Aggressive
  Rydex VT EP Conservative
  Rydex VT EP Moderate
  Rydex VT Europe 1.25x Strategy
  Rydex VT Financial Services
  Rydex VT Government Long Bond 1.2x Strategy
  Rydex VT Health Care
  Rydex VT Hedged Equity

  Rydex VT Internet
  Rydex VT Inverse Dow 2x Strategy
  Rydex VT Inverse Government Long Bond Strategy
  Rydex VT Inverse Mid-Cap Strategy
  Rydex VT Inverse OTC Strategy
  Rydex VT Inverse Russell 2000® Strategy
  Rydex VT Inverse S&P 500 Strategy
  Rydex VT Japan 1.25x Strategy
  Rydex VT Large Cap Growth
  Rydex VT Large Cap Value
  Rydex VT Leisure
  Rydex VT Mid Cap Growth
  Rydex VT Mid Cap Value
  Rydex VT Mid-Cap 1.5x Strategy
  Rydex VT Multi-Cap Core Equity
  Rydex VT Nova
  Rydex VT OTC
  Rydex VT OTC 2x Strategy
  Rydex VT Precious Metals
  Rydex VT Real Estate
  Rydex VT Retailing
  Rydex VT Russell 2000® 1.5x Strategy
  Rydex VT Russell 2000® 2x Strategy
  Rydex VT S&P 500 2x Strategy
  Rydex VT Sector Rotation
  Rydex VT Small Cap Growth
  Rydex VT Small Cap Value
  Rydex VT Strengthening Dollar 2x Strategy
  Rydex VT Technology
  Rydex VT Telecommunications
  Rydex VT Transportation
  Rydex VT U.S. Government Money Market
  Rydex VT Utilities
  Rydex VT Weakening Dollar 2x Strategy
  SBL Global
  SBL Small Cap Value
  Van Kampen LIT Government
  Wells Fargo Advantage Opportunity VT

*Subaccounts other than those listed above may still be operational, but no longer offered as investment options under the Contract. See, in the Summary, "The Separate Account and the Funds."

The table "Objectives for Underlying Funds" is revised to read as follows for the Subaccounts available effective September 4, 2007:

Underlying Fund	Share Class (if applicable)	Investment Objective	Investment Adviser
Rydex VT Dow 2x Strategy		Investment results that correlate to the performance of a specific benchmark	Rydex Investments 9601 Blackwell Rd., Suite 500 Rockville, MD 20850
Rydex VT OTC 2x Strategy		Investment results that will match the performance of a specific benchmark on a daily basis	Rydex Investments 9601 Blackwell Rd., Suite 500 Rockville, MD 20850
Rydex VT S&P 500 2x		Investment results that will match the performance of a specific benchmark on a daily basis	Rydex Investments 9601 Blackwell Rd., Suite 500 Rockville, MD 20850
Rydex VT Inverse Dow 2x		Investment results that will match the performance of a specific benchmark on a daily basis	Rydex Investments 9601 Blackwell Rd., Suite 500 Rockville, MD 20850

Please Retain This Supplement For Future Reference